TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE PAYABLES
Schedule of Trade Payables

	As of December 31,
Current	2024	2023
Suppliers	526,722	932,757
Related Parties (Note 27.b)	15,645	15,038
	542,367	947,795
Non-current
Suppliers	20,095	2,427
	20,095	2,427
Total trade payables	562,462	950,222